Other Financial Commitments (Tables)	12 Months Ended
Jan. 31, 2020
Other Financial Commitments
Disclosure of Detailed Information About Operating Leases Explanatory

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Minimum lease payments under non-cancellable operating leases:
- not later than one year	-	8,533
- between one year and five years	-	18,039
- later than five years	-	1,485
	-	28,057

Disclosure of Detailed Information About Contracted Commitments Explanatory
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Licence contract
- not later than one year	5,392	4,286
- between one year and five years	-	8,696
	5,392	12,982

Disclosure of Finance Lease and Operating Lease by Lessor

At 31 January 2020, had no outstanding commitments due to the adoption of IFRS 16 “Leases”:

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
- no later than 1 year	-	441
- between 1 year and 5 years	-	493
- greater than 5 years	-	-
Total minimum lease payments	-	934